UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-12765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         08/10/2010
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                   2

     Form 13F Information Table Entry Total:            157

     Form 13F Information Table Value Total:   $    470,351
                                               -----------------
                                                (thousands)



     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
      1    28-13689              Tiedemann Wealth Management Holdings, LLC
      2    28-13688              Tiedemann Wealth Management, LLC


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
Abbott Laboratories                     COM           002824100      718   15350   SH      Defined         1 2  15350
Abbott Laboratories                     COM           002824100      215    4600   SH      Other                                4600
Alcon Inc                               COM SHS       H01301102      222    1500   SH      Other                                1500
Amazon Com Inc                          COM           023135106     5565   50938   SH      Defined         1 2  50938
American National Insurance Common      COM           028591105      324    4000   SH      Defined         1 2   4000
American National Insurance Common      COM           028591105      704    8700   SH      Other                                8700
American Tower Corp                     CL A          029912201        6     128   SH      Defined         1 2    128
American Tower Corp                     CL A          029912201      445   10000   SH      Other                               10000
Amgen Inc                               COM           031162100      421    8000   SH      Defined         1 2   8000
Anadarko Petroleum Corp                 COM           032511107      180    5000   SH      Other                                5000
Ansys Inc.                              COM           03662Q105      359    8842   SH      Defined         1 2   8842
Apple Computer Inc                      COM           037833100     2609   10373   SH      Defined         1 2  10373
Apple Computer Inc                      COM           037833100      208     825   SH      Other                                 825
AT & T Inc                              COM           00206R102      275   11388   SH      Defined         1 2  11388
Bank Of America Corp                    COM           060505104      146   10174   SH      Defined         1 2  10174
Bank Of America Corp                    COM           060505104      218   15150   SH      Other                               15150
Berkshire Hathaway Class B New          CL B NEW      084670702      171    2150   SH      Defined         1 2   2150
Berkshire Hathaway Class B New          CL B NEW      084670702      402    5050   SH      Other                                5050
BP Amoco Plc                            SPONSORED ADR 055622104      606   21000   SH      Defined         1 2  21000
Buckeye Partners LP                     UNIT LTD PTN  118230101    15032  254610   SH      Defined         1 2 254610
Calgon Carbon CP                        COM           129603106      132   10000   SH      Other                               10000
Canadian Nat Res Ltd Common             COM           136385101      668   20100   SH      Other                               20100
Chevron Corp                            COM           166764100      685   10089   SH      Defined         1 2  10089
Chipotle Mexican Grill                  COM           169656105      205    1500   SH      Other                                1500
Cigna Corp.                             COM           125509109      497   16000   SH      Defined         1 2  16000
Cisco Systems Inc.                      COM           17275R102      499   23437   SH      Defined         1 2  23437
Cisco Systems Inc.                      COM           17275R102      216   10150   SH      Other                               10150
Citigroup Inc.                          UT 99/99/9999 172967416      226    2000   SH      Other                                2000
Claymore/AlphaShares China Small Cap    CHINA SML CAP 18383Q853     9243  386580   SH      Defined         1 2 386580
CNA Financial Corp Common               COM           126117100      256   10000   SH      Defined         1 2  10000
CNA Financial Corp Common               COM           126117100      629   24600   SH      Other                               24600
Coca-cola Co                            COM           191216100      312    6216   SH      Defined         1 2   6216
Deere & Co.                             COM           244199105      462    8300   SH      Defined         1 2   8300
E I Du Pont De Nemours And Co.          COM           263534109      216    6234   SH      Defined         1 2   6234
Ecolab Inc                              COM           278865100      225    5000   SH      Other                                5000
El Paso Pipeline Partners L P           COM UNIT LPI  283702108    14918  520318   SH      Defined         1 2 520318
Emerson Elec Co                         COM           291011104      839   19206   SH      Defined         1 2  19206
"Enbridge Energy Partners, L.P."        COM           29250R106     7618  145324   SH      Defined         1 2 145324
Energy Transfer Partners L.P.           UNIT LTD PTN  29273R109     7601  163825   SH      Defined         1 2 163825
Enterprise Products Partners LP         COM           293792107    19358  547294   SH      Defined         1 2 547294
Enterprise Products Partners LP         COM           293792107       92    2600   SH      Other                                2600
"Ev Energy Partners, LP"                COM UNITS     26926V107     3047   97654   SH      Defined         1 2  97654
Exxon Mobil Corp                        COM           30231G102     2730   47836   SH      Defined         1 2  47836
"Falconstor Software, Inc."             COM           306137100       84   31958   SH      Defined         1 2  31958
Fedex Corp                              COM           31428X106        8     118   SH      Defined         1 2    118
Fedex Corp                              COM           31428X106      284    4050   SH      Other                                4050
Freeport McMoran Copper & Gold Inc      COM           35671D857      540    9135   SH      Defined         1 2   9135
Gabelli Equity Tr Inc Common            COM           362397101      147   32770   SH      Defined         1 2  32770
General Electric                        COM           369604103     1267   87846   SH      Defined         1 2  87846
General Electric                        COM           369604103      144   10000   SH      Other                               10000
Google Inc-Cl A                         CL A          38259P508      986    2216   SH      Defined         1 2   2216
Google Inc-Cl A                         CL A          38259P508      133     300   SH      Other                                 300
Heckmann Corp.                          COM           422680108      241   52000   SH      Defined         1 2  52000
Honeywell Intl Inc                      COM           438516106      650   16660   SH      Defined         1 2  16660
Hugoton Royalty Tr                      UNIT BEN INT  444717102     2597  136840   SH      Defined         1 2 136840
Illinois Tool Wks Inc                   COM           452308109     1042   25250   SH      Defined         1 2  25250
Ingram Micro Inc.                       CL A          457153104      334   22000   SH      Defined         1 2  22000
Ingram Micro Inc.                       CL A          457153104      380   25000   SH      Other                               25000
Intel Corporation                       COM           458140100      689   35433   SH      Defined         1 2  35433
Intel Corporation                       COM           458140100      202   10400   SH      Other                               10400
International Business Machines Corp.   COM           459200101      785    6356   SH      Defined         1 2   6356
International Business Machines Corp.   COM           459200101      494    4000   SH      Other                                4000
iPath DJ-AIG Commodity Index            DJUBS CM ETN  06738C778     7883  209443   SH      Defined         1 2 209443
iShares Barclay's 1-3 Year Treasury Bd  BARCLYS 1-3 Y 464287457    14871  176782   SH      Defined         1 2 176782
iShares Barclay's Aggregate Bond        BRCLY USAGG B 464287226     1369   12768   SH      Defined         1 2  12768
iShares Dow Jones US Technology         DJ US TECH SC 464287721     5834  113069   SH      Defined         1 2 113069
Ishares Inc Msci France Index Fund      MSCI FRANCE   464286707     6406  327482   SH      Defined         1 2 327482
iShares MSCI Canada Index               MSCI CDA IDX  464286509     8915  358475   SH      Defined         1 2 358475
iShares MSCI Emerging Markets Index     MSCI EMRG MKT 464287234     1338   35862   SH      Defined         1 2  35862
iShares MSCI Germany Index              MSCI GERMAN   464286806     6937  370745   SH      Defined         1 2 370745
Jetblue Airways Corporation             COM           477143101      576  105000   SH      Defined         1 2 105000
Jetblue Airways Corporation             COM           477143101      604  110000   SH      Other                              110000
Johnson & Johnson                       COM           478160104     1618   27401   SH      Defined         1 2  27401
Johnson & Johnson                       COM           478160104      472    8000   SH      Other                                8000
JPMorgan Alerian MLP ETN                ALERIAN ETN   46625H365    22423  725425   SH      Defined         1 2 725425
Jpmorgan Chase & Co                     COM           46625H100      172    4704   SH      Defined         1 2   4704
Jpmorgan Chase & Co                     COM           46625H100      220    6000   SH      Other                                6000
Kayne Anderson Energy Development Co    COM           48660Q102     7761  511584   SH      Defined         1 2 511584
Kinder Morgan Energy Partners L P       UT LTD PTNR   494550106     7427  114151   SH      Defined         1 2 114151
Korea Elec Pwr Corp Sponsored ADR       SPONSORED ADR 500631106      219   17000   SH      Defined         1 2  17000
Korea Elec Pwr Corp Sponsored ADR       SPONSORED ADR 500631106      426   33100   SH      Other                               33100
Magellan Midstream Partners LP          COM UNT RP LP 559080106    15410  329624   SH      Defined         1 2 329624
Market Vectors Agribusiness ETF         AGRIBUS ETF   57060U605     7116  196419   SH      Defined         1 2 196419
Market Vectors Gold Miners ETF          GOLD MNER ETF 57060U100    34873  671156   SH      Defined         1 2 671156
Market Vectors Pre-Refunded Muni ETF    PRE-RF MN ETF 57060U738      884   35347   SH      Defined         1 2  35347
McDonalds Corp                          COM           580135101      450    6828   SH      Defined         1 2   6828
McDonalds Corp                          COM           580135101       16     250   SH      Other                                 250
Merck & Co Inc Pfd Conv 6%              PFD CONV 6%   58933Y204      375    1500   SH      Other                                1500
Merck & Co. New                         COM           58933Y105      214    6107   SH      Defined         1 2   6107
Metlife Inc                             COM           59156R108      885   23431   SH      Defined         1 2  23431
Micron Technology Inc                   COM           595112103      551   64900   SH      Other                               64900
Microsoft Corp.                         COM           594918104      982   42660   SH      Defined         1 2  42660
Microsoft Corp.                         COM           594918104      347   15100   SH      Other                               15100
Montpelier Re Holdings Ltd Shs          SHS           G62185106      209   14000   SH      Defined         1 2  14000
Montpelier Re Holdings Ltd Shs          SHS           G62185106      328   22000   SH      Other                               22000
Nextera Energy Inc Common New           COM           65339F101      293    6000   SH      Defined         1 2   6000
Nokia Corp.                             SPONSORED ADR 654902204      245   30000   SH      Defined         1 2  30000
Norfolk Southern Corp                   COM           655844108        7     136   SH      Defined         1 2    136
Norfolk Southern Corp                   COM           655844108      430    8100   SH      Other                                8100
Nustar Energy L.P.                      UNIT COM      67058H102    10442  181952   SH      Defined         1 2 181952
NV Energy, Inc.                         COM           67073Y106      272   23000   SH      Defined         1 2  23000
NV Energy, Inc.                         COM           67073Y106      555   47000   SH      Other                               47000
NY Comm Bancorp Inc                     COM           649445103        6     400   SH      Defined         1 2    400
NY Comm Bancorp Inc                     COM           649445103      183   12000   SH      Other                               12000
Occidental Petroleum Corp               COM           674599105      390    5050   SH      Other                                5050
Oneok Partners LP                       UNIT LTD PTN  68268N103     9263  144088   SH      Defined         1 2 144088
Overseas Shipholding Group Inc Common   COM           690368105      244    6600   SH      Other                                6600
Pepsico Inc.                            COM           713448108       65    1065   SH      Defined         1 2   1065
Pepsico Inc.                            COM           713448108      305    5000   SH      Other                                5000
Permian Basin Royalty Trust             UNIT BEN INT  714236106     1315   71920   SH      Defined         1 2  71920
Pfizer Inc.                             COM           717081103      268   18780   SH      Defined         1 2  18780
Pinnacle West Cap Corp                  COM           723484101      255    7000   SH      Defined         1 2   7000
Pinnacle West Cap Corp                  COM           723484101      745   20500   SH      Other                               20500
Pioneer Southwest Energy LP             UNIT LP INT   72388B106     5739  231886   SH      Defined         1 2 231886
"Plains All American Pipeline, L.P."    UNIT LTD PTN  726503105    10200  173767   SH      Defined         1 2 173767
PNM Resources Inc.                      COM           69349H107      503   45000   SH      Defined         1 2  45000
Potash Corp Sask Inc                    COM           73755L107      535    6201   SH      Defined         1 2   6201
Powershares DB US Dllr Idx Bull Fund    DOLL INDX BLL 73936D107     6897  275230   SH      Defined         1 2 275230
PowerShares Water Resources             WATER RESRCE  73935X575     3741  248426   SH      Defined         1 2 248426
Ppg Industries                          COM           693506107      223    3695   SH      Defined         1 2   3695
Procter & Gamble Co.                    COM           742718109     2100   35009   SH      Defined         1 2  35009
Procter & Gamble Co.                    COM           742718109      418    6975   SH      Other                                6975
ProShares Short 20+ Year Treasury       SHRT 20+YR TR 74347X849     1086   25358   SH      Defined         1 2  25358
Prudential Financial Inc                COM           744320102      209    3900   SH      Other                                3900
Quest Diagonostics Inc                  COM           74834L100      315    6326   SH      Defined         1 2   6326
San Juan Basin Rty Tr                   UNIT BEN INT  798241105     2641  108190   SH      Defined         1 2 108190
Sara Lee Corp                           COM           803111103      310   22000   SH      Defined         1 2  22000
Sba Communications Corp                 COM           78388J106      408   12000   SH      Other                               12000
Schlumberger Limited                    COM           806857108      559   10100   SH      Other                               10100
Sector Spdr Energy Select               SBI INT-ENRGY 81369Y506     2947   59322   SH      Defined         1 2  59322
Select Sector SPDR: Consumer Staples    SBI CONS STPL 81369Y308    13512  529864   SH      Defined         1 2 529864
SPDR Gold Trust                         GOLD SHS      78463V107    96401  792252   SH      Defined         1 2 792252
Targa Resources Partners LP             COM UNIT      87611X105     3189  124382   SH      Defined         1 2 124382
Tesoro Corp                             COM           881609101      373   32000   SH      Defined         1 2  32000
Tesoro Corp                             COM           881609101      350   30000   SH      Other                               30000
United Health Group Inc                 COM           91324P102      204    7200   SH      Defined         1 2   7200
United Technologies Co                  COM           913017109       22     333   SH      Defined         1 2    333
United Technologies Co                  COM           913017109      325    5000   SH      Other                                5000
Unum Group Common                       COM           91529Y106      206    9500   SH      Defined         1 2   9500
Unum Group Common                       COM           91529Y106      586   27000   SH      Other                               27000
USEC, Inc.                              COM           90333E108      238   50000   SH      Defined         1 2  50000
USEC, Inc.                              COM           90333E108      319   67000   SH      Other                               67000
Validus Holdings Ltd Shs                COM SHS       G9319H102      253   10372   SH      Defined         1 2  10372
Validus Holdings Ltd Shs                COM SHS       G9319H102      380   15563   SH      Other                               15563
Vanguard Natural Resources LLC          COM UNIT      92205F106     5556  265860   SH      Defined         1 2 265860
Verizon Communications                  COM           92343V104      408   14547   SH      Defined         1 2  14547
Vodafone Group Plc New Spnsred ADR New  SPNS ADR NEW  92857W209       29    1389   SH      Defined         1 2   1389
Vodafone Group Plc New Spnsred ADR New  SPNS ADR NEW  92857W209      310   15000   SH      Other                               15000
Vornado Rlty Tr Common                  SH BEN INT    929042109      297    4075   SH      Other                                4075
Walmart Stores Inc.                     COM           931142103       91    1892   SH      Defined         1 2   1892
Walmart Stores Inc.                     COM           931142103      292    6075   SH      Other                                6075
Walt Disney Co.                         COM DISNEY    254687106      306    9715   SH      Defined         1 2   9715
Walt Disney Co.                         COM DISNEY    254687106      403   12800   SH      Other                               12800
Western Gas Partners L.P.               COM UT LP IN  958254104     5758  259390   SH      Defined         1 2 259390
Williams Partners Common Unit LP        COM UNIT LP   96950F104     6557  150331   SH      Defined         1 2 150331
Yamana Gold Inc.                        COM           98462Y100      412   40000   SH      Defined         1 2  40000
Yamana Gold Inc.                        COM           98462Y100      834   81000   SH      Other                               81000